Notes Payable (Tables)	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Principal Amount and Unamortized Discount and Debt Issuance Costs

The principal amount and unamortized discount and debt issuance costs as of December 31, 2017 and September 30, 2018 are as follows:

	As of December 31, 2017	As of September 30, 2018	As of September 30, 2018
	RMB	RMB	US$
	(In millions)
		(unaudited)
Principal amount	35,782	41,207	5,999
Unamortized discount and debt issuance cost	(171)	(209)	(30)

	35,611	40,998	5,969